Financial Assets Measured At Fair Value Through Profit And Loss (Tables)	6 Months Ended
Jun. 30, 2023
Financial Assets Measured At Fair Value Through Profit And Loss [Abstract]
Summary of Financial Assets Measured At Fair Value Through Profit And Loss
	December 31, 2022	June 30, 2023
	RM	RM	USD
Unquoted shares:
At beginning of year	1,309,134	72,295	15,488
Addition	10,211	-	-
Disposal	(1,247,050)	-	-
Adjustment – forex exchange	-	3,749	803
At end of year	72,295	76,044	16,291